SUPPLEMENTAL CASH FLOW DISCLOSURE	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
SUPPLEMENTAL CASH FLOW DISCLOSURE [Text Block]
7.	SUPPLEMENTAL CASH FLOW DISCLOSURE

During six month period ended January 31, 2012, the Company’s sole director contributed $30,000 (January 31, 2011 - $30,000) as executive services which was recorded as additional paid in capital.

8.	SUPPLEMENTAL CASH FLOW DISCLOSURE

During the year ended July 31, 2005 the Company acquired a patent application and intellectual rights and issued to the inventor a total of 150,000 shares of common stock at $0.05 per share.

During the year ended July 31, 2006 the Company issued 601,000 shares at a value of $36,060, among which $33,960 was received during the year ended July 31, 2005.

During the years ended July 31, 2006, 2007, 2008, 2009, 2010, and 2011 the Company’s sole director contributed $60,000 per year as executive services which was recorded as additional paid in capital.